Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation, interest and dividends from beneficial interest in BD Defined Contribution Plan Master Trust	$ 12,067,648
Interest income on notes receivable from participants	182,790
Participants’ contributions	7,116,482
Rollover contributions	1,037,949
Company contributions	5,408,703
Total Additions	25,813,572
Deductions:
Benefits paid directly to participants and beneficiaries	7,847,793
Administrative expenses	2,318
Total Deductions	7,850,111
Net increase in net assets available for benefits	17,963,461
Net assets available for benefits at beginning of year	89,795,414
Net assets available for benefits at end of year	$ 107,758,875